FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

1.   NAME AND ADDRESS OF ISSUER:  IDEX SERIES FUND
                                  201 HIGHLAND AVENUE
                                  LARGO, FL  34640

2.   NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:


AGGRESSIVE GROWTH PORTFOLIO CLASS A
AGGRESSIVE GROWTH PORTFOLIO CLASS B
AGGRESSIVE GROWTH PORTFOLIO CLASS C

CAPITAL APPRECIATION PORTFOLIO CLASS A
CAPITAL APPRECIATION PORTFOLIO CLASS B
CAPITAL APPRECIATION PORTFOLIO CLASS C

C.A.S.E. PORTFOLIO CLASS A
C.A.S.E. PORTFOLIO CLASS B
C.A.S.E. PORTFOLIO CLASS C

GLOBAL PORTFOLIO CLASS A
GLOBAL PORTFOLIO CLASS B
GLOBAL PORTFOLIO CLASS C

GROWTH PORTFOLIO CLASS A
GROWTH PORTFOLIO CLASS B
GROWTH PORTFOLIO CLASS C
GROWTH PORTFOLIO CLASS T

EQUITY-INCOME  PORTFOLIO CLASS A
EQUITY-INCOME  PORTFOLIO CLASS B
EQUITY-INCOME PORTFOLIO CLASS C

BALANCED PORTFOLIO CLASS A
BALANCED PORTFOLIO CLASS B
BALANCED PORTFOLIO  CLASS C

FLEXIBLE INCOME  PORTFOLIO CLASS A
FLEXIBLE INCOME  PORTFOLIO CLASS B
FLEXIBLE  INCOME  PORTFOLIO CLASS C

INCOME PLUS PORTFOLIO CLASS A
INCOME PLUS PORTFOLIO CLASS B
INCOME PLUS PORTFOLIO  CLASS C

TACTICAL ASSET  ALLOCATION PORTFOLIO  CLASS A
TACTICAL ASSET  ALLOCATION  PORTFOLIO  CLASS B
TACTICAL ASSET ALLOCATION PORTFOLIO CLASS C

TAX-EXEMPT PORTFOLIO CLASS A
TAX-EXEMPT PORTFOLIO CLASS B
TAX-EXEMPT PORTFOLIO CLASS C


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3.   INVESTMENT  COMPANY ACT FILE NUMBER:  811-4556
     SECURITES  ACT FILE NUMBER: 33-2659

4.   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED: 10/31/96

5. IS THIS NOTICE BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
     DECLARATION: NO

6. IF YES, DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6): N/A

7. NUMBER AND AMOUNT OF SECURITIES IF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR: $0

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2: $0

9.   NUMBER AND AGGREGATE SALE PRICE OF SECURITIES  SOLD DURING THE FISCAL YEAR:
     2,002,294 and $38,188,341

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2: 2,002,294 and $38,188,341

11.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR
     IN  CONNECTION  WITH  DIVIDEND   REINVESTMENT  PLANS,  IF  APPLICABLE  (SEE
     INSTRUCTION B.7): 43,756 and $453,024

12. CALCULATION OF REGISTRATION FEE:

     (I) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE ON RULE 24F-2 (FROM ITEM 10): $38,188,341

     (II) AGGREGATE   PRICE  OF  SHARES  ISSUED  IN  CONNECTION   WITH  DIVIDEND
          REINVESTMENT PLANS (FROM ITEM 11, IF APPLICABLE): $453,024

     (III)AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR (IF APPLICABLE): $31,119,420

     (IV) AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED AND PREVIOUSLY APPLIED AS A REDUCTION TO FILING FEES PURSUANT TO RULE 24E-2 (IF APPLICABLE): N/A

     (V) NET AGGREGATE PRICE OF SECURITIES SOLD AND ISSUED DURING THE FISCAL YEAR IN RELIANCE ON RULE 24F-2 [LINE (I), PLUS LINE (II), LESS LINE
          (III), PLUS LINE (IV)] (IF APPLICABLE): $7,521,945

     (VI) MULTIPLIER PRESCRIBED BY SECTION 6(B) OF THE SECURITIES ACT OF 1933 OR OTHER APPLICABLE LAW OR REGULATION (SEE INSTRUCTION C.6): 1/3300

     (VII) FEE DUE [LINE (I) OR LINE (V) MULTIPLIED BY LINE (VI)]: $2,279.38

13. ARE THE FEES BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17CFR 202.3A): YES

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX
     DEPOSITORY: 12/30/96

THE REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.



/S/
BECKY A. FERRELL
VICE PRESIDENT, SECRETARY AND COUNSEL

DATE:  12/30/96